Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.15%
Alternative Carriers–0.10%
Liberty Global PLC, Class A (United Kingdom)(b)	30	$676
Liberty Global PLC, Class C (United Kingdom)(b)	65	1,406
		2,082
Apparel Retail–0.31%
Ross Stores, Inc.	59	6,344
Apparel, Accessories & Luxury Goods–0.38%
lululemon athletica, inc.(b)	21	7,775
Application Software–5.57%
Adobe, Inc.(b)	79	37,799
ANSYS, Inc.(b)	14	4,733
Autodesk, Inc.(b)	36	10,088
Cadence Design Systems, Inc.(b)	46	5,350
Citrix Systems, Inc.	20	2,478
DocuSign, Inc.(b)	31	7,064
Intuit, Inc.	43	15,137
Splunk, Inc.(b)	26	5,309
Synopsys, Inc.(b)	25	5,687
Workday, Inc., Class A(b)	29	6,519
Zoom Video Communications, Inc., Class A(b)	30	14,351
		114,515
Automobile Manufacturers–4.25%
Tesla, Inc.(b)	154	87,410
Automotive Retail–0.26%
O’Reilly Automotive, Inc.(b)	12	5,309
Biotechnology–4.06%
Alexion Pharmaceuticals, Inc.(b)	36	4,396
Amgen, Inc.	97	21,538
Biogen, Inc.(b)	26	6,244
BioMarin Pharmaceutical, Inc.(b)	30	2,361
Gilead Sciences, Inc.	207	12,559
Incyte Corp.(b)	36	3,043
Moderna, Inc.(b)	64	9,775
Regeneron Pharmaceuticals, Inc.(b)	17	8,773
Seagen, Inc.(b)	29	4,939
Vertex Pharmaceuticals, Inc.(b)	43	9,793
		83,421
Broadcasting–0.14%
Fox Corp., Class A	56	1,615
Fox Corp., Class B	42	1,192
		2,807
Cable & Satellite–3.14%
Charter Communications, Inc., Class A (Acquired 10/23/2020-10/26/2020; Cost $22,044)(b)(c)	34	22,168
Comcast Corp., Class A	754	37,881
Shares		Value
Cable & Satellite–(continued)
Sirius XM Holdings, Inc.	704	$4,569
		64,618
Communications Equipment–1.46%
Cisco Systems, Inc.	698	30,028
Construction Machinery & Heavy Trucks–0.24%
PACCAR, Inc.	57	4,962
Data Processing & Outsourced Services–3.51%
Automatic Data Processing, Inc.	71	12,346
Fiserv, Inc.(b)	111	12,785
Paychex, Inc.	59	5,496
PayPal Holdings, Inc.(b)	194	41,539
		72,166
Diversified Support Services–0.51%
Cintas Corp.	17	6,040
Copart, Inc.(b)	39	4,503
		10,543
Drug Retail–0.26%
Walgreens Boots Alliance, Inc.	141	5,359
Electric Utilities–0.60%
Exelon Corp.	159	6,530
Xcel Energy, Inc.	86	5,793
		12,323
General Merchandise Stores–0.21%
Dollar Tree, Inc.(b)	39	4,260
Health Care Equipment–1.23%
DexCom, Inc.(b)	16	5,115
IDEXX Laboratories, Inc.(b)	14	6,454
Intuitive Surgical, Inc.(b)	19	13,795
		25,364
Health Care Supplies–0.30%
Align Technology, Inc.(b)	13	6,257
Health Care Technology–0.18%
Cerner Corp.	50	3,742
Hotels, Resorts & Cruise Lines–0.33%
Marriott International, Inc., Class A	54	6,851
Hypermarkets & Super Centers–1.39%
Costco Wholesale Corp.	73	28,599
Interactive Home Entertainment–1.22%
Activision Blizzard, Inc.	128	10,173
Electronic Arts, Inc.(b)	48	6,132
NetEase, Inc., ADR (China)	59	5,332
Take-Two Interactive Software, Inc.(b)	19	3,430
		25,067
Interactive Media & Services–12.03%
Alphabet, Inc., Class A(b)	45	78,948

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class C(b)	43	$75,712
Baidu, Inc., ADR (China)(b)	46	6,393
Facebook, Inc., Class A(b)	312	86,415
		247,468
Internet & Direct Marketing Retail–12.82%
Amazon.com, Inc.(b)	65	205,922
Booking Holdings, Inc.(b)	7	14,199
eBay, Inc.	116	5,850
Expedia Group, Inc.	22	2,739
JD.com, Inc., ADR (China)(b)	152	12,973
MercadoLibre, Inc. (Argentina)(b)	8	12,427
Pinduoduo, Inc., ADR (China)(b)	48	6,663
Trip.com Group Ltd., ADR (China)(b)	85	2,855
		263,628
Internet Services & Infrastructure–0.19%
VeriSign, Inc.(b)	19	3,814
IT Consulting & Other Services–0.34%
Cognizant Technology Solutions Corp., Class A	90	7,032
Life Sciences Tools & Services–0.38%
Illumina, Inc.(b)	24	7,730
Movies & Entertainment–1.74%
Netflix, Inc.(b)	73	35,821
Packaged Foods & Meats–0.98%
Kraft Heinz Co. (The)	202	6,654
Mondelez International, Inc., Class A	236	13,558
		20,212
Railroads–0.55%
CSX Corp.	125	11,256
Research & Consulting Services–0.26%
Verisk Analytics, Inc.	27	5,354
Restaurants–0.92%
Starbucks Corp.	193	18,918
Semiconductor Equipment–1.73%
Applied Materials, Inc.	151	12,454
ASML Holding N.V., New York Shares (Netherlands)	13	5,691
KLA Corp.	26	6,551
Lam Research Corp.	24	10,864
		35,560
Semiconductors–11.26%
Advanced Micro Devices, Inc.(b)	193	17,883
Analog Devices, Inc.	61	8,484
Broadcom, Inc.	66	26,504
Shares		Value
Semiconductors–(continued)
Intel Corp.	703	$33,990
Maxim Integrated Products, Inc.	43	3,571
Microchip Technology, Inc.	42	5,644
Micron Technology, Inc.(b)	184	11,793
NVIDIA Corp.	102	54,678
NXP Semiconductors N.V. (Netherlands)	46	7,287
QUALCOMM, Inc.	187	27,521
Skyworks Solutions, Inc.	28	3,953
Texas Instruments, Inc.	151	24,349
Xilinx, Inc.	40	5,822
		231,479
Soft Drinks–2.31%
Keurig Dr Pepper, Inc.	233	7,095
Monster Beverage Corp.(b)	86	7,291
PepsiCo, Inc.	229	33,029
		47,415
Specialty Stores–0.12%
Ulta Beauty, Inc.(b)	9	2,479
Systems Software–10.34%
Check Point Software Technologies Ltd. (Israel)(b)	23	2,706
Microsoft Corp.	981	210,003
		212,709
Technology Distributors–0.15%
CDW Corp.	24	3,132
Technology Hardware, Storage & Peripherals–12.83%
Apple, Inc.	2,217	263,934
Trading Companies & Distributors–0.23%
Fastenal Co.	95	4,698
Wireless Telecommunication Services–1.32%
T-Mobile US, Inc.(b)	205	27,253
Total Common Stocks & Other Equity Interests (Cost $2,027,414)		2,059,694
Money Market Funds–0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e)	765	765
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(d)(e)	246	246
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	875	875
Total Money Market Funds (Cost $1,886)		1,886
TOTAL INVESTMENTS IN SECURITIES–100.24% (Cost $2,029,300)		2,061,580
OTHER ASSETS LESS LIABILITIES—(0.24)%		(4,945)
NET ASSETS–100.00%		$2,056,635
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period October 13, 2020 (commencement date) through November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$708,696	$(707,931)	$-	$-	$765	$-
Invesco Liquid Assets Portfolio, Institutional Class	-	506,212	(505,966)	-	-	246	1
Invesco Treasury Portfolio, Institutional Class	-	809,939	(809,064)	-	-	875	-
Total	$-	$2,024,847	$(2,022,961)	$-	$-	$1,886	$1

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco NASDAQ 100 Index Fund